Tax payable (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Tax Payable

The following is a summary of tax payable as of December 31, 2023 and 2024:

	December 31, 2023	December 31, 2024
	RMB	RMB
VAT payables	43	11,355
Individual income tax payables	770	552
Construction tax payables	52	40
Educational development payables	37	29
Others	48	35
Total	950	12,011